Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 46,376	$ 14,954
Short-term investments	56,708	37,862
Trade receivables	5,460	8,225
Other current assets	2,054	1,728
Inventory	7,864	4,715
Total current assets	118,462	67,484
Long-term investments	5,171	9,017
Property and equipment, net	4,323	3,615
Intangible assets, net	1,925	2,258
Trade receivables	596
Other non-current assets	519	351
Total non-current assets	12,534	15,241
Total assets	130,996	82,725
Liabilities
Trade payables	3,474	5,018
Deferred revenue	3,471	4,031
Other current liabilities	9,874	8,462
Total current liabilities	16,819	17,511
Non-current liabilities - Employee benefits	414	325
Total liabilities	17,233	17,836
Equity
Share capital	136	124
Share premium	225,678	174,647
Amounts allocated to warrants	9,629
Capital reserve for share-based payment transactions	10,480	9,859
Foreign currency translation reserve	2,119	2,119
Accumulated loss	(134,279)	(121,860)
Total equity	113,763	64,889
Total liabilities and equity	$ 130,996	$ 82,725